Long-Term Debt (Details) - USD ($) $ in Millions	Jan. 18, 2022	Dec. 31, 2021	Oct. 08, 2021	Sep. 01, 2021	Aug. 16, 2021	Mar. 02, 2021	Dec. 31, 2020	May 14, 2020	May 08, 2020
Long-term Debt
Unamortized debt issuance costs		$ (131)					$ (125)
Net unamortized debt premium (discount)		(56)					(63)
Total long-term debt, including current portion		23,675					22,344
Long-term debt due within one year		(2,025)					(893)
Long-term debt		21,650					21,451
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.08% Debentures Due 2026 [Member]
Long-term Debt
Long-term debt		$ 8					8
Long-term debt interest rate		7.08%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.25% Debentures Due 2026 [Member]
Long-term Debt
Long-term debt		$ 200					200
Long-term debt interest rate		7.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member]
Long-term Debt
Long-term debt		$ 1,000					1,000
Long-term debt interest rate		7.85%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4% Senior Unsecured Notes Due 2028 [Member]
Long-term Debt
Long-term debt		$ 400					400
Long-term debt interest rate		4.00%
Transcontinental Gas Pipe Line Company, LLC [Member] | 3.25 Percent Senior Unsecured Notes Due 2030 [Member]
Long-term Debt
Long-term debt		$ 700					700
Long-term debt interest rate		3.25%							3.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 5.4% Senior Unsecured Notes Due 2041 [Member]
Long-term Debt
Long-term debt		$ 375					375
Long-term debt interest rate		5.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.45% Senior Unsecured Notes Due 2042 [Member]
Long-term Debt
Long-term debt		$ 400					400
Long-term debt interest rate		4.45%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.6% Senior Unsecured Notes Due 2048 [Member]
Long-term Debt
Long-term debt		$ 600					600
Long-term debt interest rate		4.60%
Transcontinental Gas Pipe Line Company, LLC [Member] | 3.95 Percent Senior Unsecured Notes Due 2050 [Member]
Long-term Debt
Long-term debt		$ 500					500
Long-term debt interest rate		3.95%							3.95%
Transcontinental Gas Pipe Line Company, LLC [Member] | Atlantic Sunrise [Member]
Long-term Debt
Other financing obligations		$ 830					847
Long-term debt interest rate		9.00%
Transcontinental Gas Pipe Line Company, LLC [Member] | Leidy South
Long-term Debt
Other financing obligations		$ 72					0
Long-term debt interest rate		16.00%
Transcontinental Gas Pipe Line Company, LLC [Member] | Dalton [Member]
Long-term Debt
Other financing obligations		$ 254					257
Long-term debt interest rate		9.00%
Northwest Pipeline LLC [Member] | 7.125% Debentures Due 2025 [Member]
Long-term Debt
Long-term debt		$ 85					85
Long-term debt interest rate		7.125%
Northwest Pipeline LLC [Member] | 4% Senior Unsecured Notes Due 2027 [Member]
Long-term Debt
Long-term debt		$ 500					500
Long-term debt interest rate		4.00%
The Williams Companies, Inc. [Member]
Long-term Debt
Credit facility loans		$ 0					0
The Williams Companies, Inc. [Member] | 4% Senior Unsecured Notes Due 2021 [Member]
Long-term Debt
Long-term debt		$ 0					500
Long-term debt interest rate		4.00%			4.00%
The Williams Companies, Inc. [Member] | 7.875% Senior Unsecured Notes Due 2021 [Member]
Long-term Debt
Long-term debt		$ 0					371
Long-term debt interest rate		7.875%		7.875%
The Williams Companies, Inc. [Member] | 3.35% Senior Unsecured Notes Due 2022 [Member]
Long-term Debt
Long-term debt		$ 750					750
Long-term debt interest rate		3.35%
The Williams Companies, Inc. [Member] | 3.6% Senior Unsecured Notes Due 2022 [Member]
Long-term Debt
Long-term debt		$ 1,250					1,250
Long-term debt interest rate	3.60%	3.60%
The Williams Companies, Inc. [Member] | 3.7% Senior Unsecured Notes Due 2023 [Member]
Long-term Debt
Long-term debt		$ 850					850
Long-term debt interest rate		3.70%
The Williams Companies, Inc. [Member] | 4.5% Senior Unsecured Notes Due 2023 [Member]
Long-term Debt
Long-term debt		$ 600					600
Long-term debt interest rate		4.50%
The Williams Companies, Inc. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Long-term Debt
Long-term debt		$ 1,000					1,000
Long-term debt interest rate		4.30%
The Williams Companies, Inc. [Member] | 4.55% Senior Unsecured Notes Due 2024 [Member]
Long-term Debt
Long-term debt		$ 1,250					1,250
Long-term debt interest rate		4.55%
The Williams Companies, Inc. [Member] | 3.9% Senior Unsecured Notes Due 2025 [Member]
Long-term Debt
Long-term debt		$ 750					750
Long-term debt interest rate		3.90%
The Williams Companies, Inc. [Member] | 4% Senior Unsecured Notes Due 2025 [Member]
Long-term Debt
Long-term debt		$ 750					750
Long-term debt interest rate		4.00%
The Williams Companies, Inc. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Long-term Debt
Long-term debt		$ 1,450					1,450
Long-term debt interest rate		3.75%
The Williams Companies, Inc. [Member] | 3.5 Percent Senior Unsecured Notes Due 2030 [Member]
Long-term Debt
Long-term debt		$ 1,000					1,000
Long-term debt interest rate		3.50%						3.50%
The Williams Companies, Inc. [Member] | 7.5% Debentures Due 2031 [Member]
Long-term Debt
Long-term debt		$ 339					339
Long-term debt interest rate		7.50%
The Williams Companies, Inc. [Member] | 7.75% Senior Unsecured Notes Due 2031 [Member]
Long-term Debt
Long-term debt		$ 252					252
Long-term debt interest rate		7.75%
The Williams Companies, Inc. [Member] | 8.75% Senior Unsecured Notes Due 2032 [Member]
Long-term Debt
Long-term debt		$ 445					445
Long-term debt interest rate		8.75%
The Williams Companies, Inc. [Member] | 6.3% Senior Unsecured Notes Due 2040 [Member]
Long-term Debt
Long-term debt		$ 1,250					1,250
Long-term debt interest rate		6.30%
The Williams Companies, Inc. [Member] | 5.8% Senior Unsecured Notes Due 2043 [Member]
Long-term Debt
Long-term debt		$ 400					400
Long-term debt interest rate		5.80%
The Williams Companies, Inc. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Long-term Debt
Long-term debt		$ 500					500
Long-term debt interest rate		5.40%
The Williams Companies, Inc. [Member] | 5.75% Senior Unsecured Notes Due 2044 [Member]
Long-term Debt
Long-term debt		$ 650					650
Long-term debt interest rate		5.75%
The Williams Companies, Inc. [Member] | 4.9% Senior Unsecured Notes Due 2045 [Member]
Long-term Debt
Long-term debt		$ 500					500
Long-term debt interest rate		4.90%
The Williams Companies, Inc. [Member] | 5.1% Senior Unsecured Notes Due 2045 [Member]
Long-term Debt
Long-term debt		$ 1,000					1,000
Long-term debt interest rate		5.10%
The Williams Companies, Inc. [Member] | 4.85 Percent Senior Unsecured Notes Due 2048 [Member]
Long-term Debt
Long-term debt		$ 800					800
Long-term debt interest rate		4.85%
The Williams Companies, Inc. [Member] | 3.5 Percent Senior Unsecured Notes Due 2051
Long-term Debt
Long-term debt		$ 650					0
Long-term debt interest rate		3.50%	3.50%
The Williams Companies, Inc. [Member] | 2.6 Percent Senior Unsecured Notes Due 2031
Long-term Debt
Long-term debt		$ 1,500					0
Long-term debt interest rate		2.60%	2.60%			2.60%
The Williams Companies, Inc. [Member] | Various - 7.7% to 9.375% Notes and Debentures due 2021 to 2027 [Member]
Long-term Debt
Long-term debt		$ 2					$ 3
The Williams Companies, Inc. [Member] | Various - 7.7 to 9.375 Percent Notes and Debentures Due 2021 to 2027 Minimum Interest Rate [Member]
Long-term Debt
Long-term debt interest rate		7.70%
The Williams Companies, Inc. [Member] | Various - 7.7% to 9.375% Notes and Debentures Due 2021 to 2027 Maximum Interest Rate [Member]
Long-term Debt
Long-term debt interest rate		9.375%